Leases - Lease liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases
Lease liabilities, beginning	€ 1,066
Cash flows	(221)	€ (2)	€ (7)
Net additions	194
Other	(9)
Lease liabilities, end	€ 1,030	€ 1,066